UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 94.18%
Consumer Discretionary – 4.99%
Dollar Tree †	24,600	$1,980,546
Lowe’s	23,600	2,566,500
		4,547,046
Consumer Staples – 5.33%
Archer-Daniels-Midland	49,100	2,474,640
Mondelez International	55,800	2,383,776
		4,858,416
Diversified REITs – 1.25%
Equinix	200	87,226
Fibra Uno Administracion	88,100	115,282
Lexington Realty Trust	23,000	214,820
Tritax EuroBox 144A #†	384,094	521,629
Vornado Realty Trust	2,565	197,505
		1,136,462
Energy – 9.57%
ConocoPhillips	30,900	2,268,987
Halliburton	47,200	1,882,808
Marathon Oil	111,400	2,396,214
Occidental Petroleum	27,300	2,180,451
		8,728,460
Financials – 12.19%
Allstate	22,400	2,252,768
American International
Group	40,700	2,164,019
Bank of New York Mellon	40,700	2,122,505
BB&T	44,600	2,304,036
Marsh & McLennan	26,900	2,276,547
		11,119,875
Healthcare – 22.46%
Abbott Laboratories	34,400	2,299,296
Brookdale Senior Living †	156,500	1,552,480
Cardinal Health	44,400	2,317,236
CVS Health	32,300	2,430,252
Express Scripts Holding †	28,900	2,543,778
Johnson & Johnson	16,500	2,222,385
Merck & Co.	35,900	2,462,381
Pfizer	60,689	2,519,807
Quest Diagnostics	19,400	2,133,612
		20,481,227
Healthcare REITs – 0.71%
Assura	269,626	191,557
HCP	9,800	264,894
Healthcare Realty Trust	3,800	117,648
Sabra Health Care REIT	3,000	70,740
		644,839
Hotel REITs – 1.04%
Hospitality Properties Trust	4,700	136,253
MGM Growth Properties
Class A	15,000	460,950
Summit Hotel Properties	25,600	351,488
		948,691
Industrial REIT – 0.58%
Liberty Property Trust	2,700	118,125
Terreno Realty	10,600	407,146
		525,271
Industrials – 7.54%
Northrop Grumman	7,000	2,089,430
Raytheon	11,500	2,293,560
Waste Management	27,400	2,490,660
		6,873,650
Information Technology – 9.84%
CA	50,686	2,220,047
Cisco Systems	53,200	2,541,364
Intel	40,500	1,961,415
Oracle	46,300	2,249,254
		8,972,080
Mall REITs – 0.45%
Simon Property Group	2,247	411,268
		411,268
Manufactured Housing REIT – 0.16%
Sun Communities	1,400	144,452
		144,452
Materials – 2.53%
DowDuPont	32,888	2,306,435
		2,306,435
Multifamily REITs – 5.27%
ADO Properties 144A #	9,989	641,768
American Homes 4 Rent	6,980	161,936
Brookfield Property Partners	2	40
Equity Residential	34,357	2,327,687
Essential Properties Realty
Trust †	30,400	433,504
Gecina	765	131,331
Grainger	51,940	206,726
Invitation Homes	12,200	285,114
NexPoint Residential Trust	3,000	96,900
Safety Income & Growth	23,600	389,400
Vonovia	2,481	127,259
		4,801,665

(continues)     NQ-DDF [8/18] 10/18 (621292) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Office REITs – 1.34%
Columbia Property Trust	10,300	$248,024
Easterly Government
Properties	48,000	972,000
		1,220,024
Self-Storage REITs – 0.75%
CubeSmart	3,800	116,090
National Storage Affiliates
Trust	20,100	570,036
		686,126
Shopping Center REITs – 0.26%
Brixmor Property Group	6,400	116,608
First Capital Realty	7,981	125,005
		241,613
Single Tenant REIT – 0.50%
Spirit Realty Capital	15,000	125,550
STORE Capital	11,500	331,315
		456,865
Telecommunication Services – 4.99%
AT&T	69,400	2,216,636
Century Communications =†	500,000	0
Verizon Communications	43,000	2,337,910
		4,554,546
Utilities – 2.43%
Edison International	33,700	2,215,101
		2,215,101
Total Common Stock
(cost $61,572,011)		85,874,112

Convertible Preferred Stock – 1.29%
A Schulman 6.00% exercise
price $52.33 ψ	199	209,447
AMG Capital Trust II 5.15%
exercise price $198.02,
maturity date 10/15/37	2,953	173,591
Bank of America 7.25%
exercise price $50.00 ψ	155	202,886
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, maturity date
3/31/28	5,250	243,626
QTS Realty Trust 6.50%
exercise price $47.03 ψ	1,220	134,749
Wells Fargo & Co. 7.50%
exercise price $156.71 ψ	159	206,062
Total Convertible Preferred Stock
(cost $999,880)		1,170,361

	Principal
	amount°
Convertible Bonds – 6.49%
Capital Goods – 0.91%
Aerojet Rocketdyne Holdings 2.25%
exercise price $26.00, maturity
date 12/15/23	51,000	74,781
Cemex 3.72% exercise price
$11.01, maturity date 3/15/20	180,000	182,856
Chart Industries 144A 1.00%
exercise price $58.73, maturity
date 11/15/24 #	133,000	185,206
Dycom Industries 0.75% exercise
price $96.89, maturity date
9/15/21	80,000	88,876
Tesla Energy Operations 1.625%
exercise price $759.35, maturity
date 11/1/19	326,000	298,581
		830,300
Communications – 0.65%
DISH Network
2.375% exercise price $82.22,
maturity date 3/15/24	181,000	159,552
3.375% exercise price $65.18,
maturity date 8/15/26	115,000	108,457
GCI Liberty 144A 1.75% exercise
price $370.52, maturity date
9/30/46 #	173,000	181,673
Liberty Media 2.25% exercise price
$35.35, maturity date 9/30/46	260,000	144,257
		593,939
Consumer Cyclical – 0.19%
Huron Consulting Group 1.25%
exercise price $79.89, maturity
date 10/1/19	151,000	147,376
Live Nation Entertainment 144A
2.50% exercise price $68.02,
maturity date 3/15/23 #	25,000	25,953
		173,329
Consumer Non-Cyclical – 1.34%
Insulet 144A 1.375% exercise price
$93.18, maturity date 11/15/24 #	69,000	87,009
Medicines 2.75% exercise price
$48.97, maturity date 7/15/23	183,000	192,148
Neurocrine Biosciences 2.25%
exercise price $75.92, maturity
date 5/15/24	131,000	225,015
Pacira Pharmaceuticals 2.375%
exercise price $66.89, maturity
date 4/1/22	161,000	169,297
Paratek Pharmaceuticals 144A
4.75% exercise price $15.90,
maturity date 5/1/24 #	112,000	108,964

2 NQ-DDF [8/18] 10/18 (621292)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity
date 12/15/18	40,000	$82,962
Vector Group
1.75% exercise price $22.35,
maturity date 4/15/20 ●	262,000	271,639
2.50% exercise price $14.50,
maturity date 1/15/19 ●	72,000	79,840
		1,216,874
Electric – 0.14%
NRG Energy 144A 2.75% exercise
price $47.74, maturity date
6/1/48 #	128,000	131,540
		131,540
Energy – 0.68%
Cheniere Energy 4.25% exercise
price $138.38, maturity date
3/15/45	259,000	206,340
Helix Energy Solutions Group
4.125% exercise price $9.47,
maturity date 9/15/23	7,000	8,800
4.25% exercise price $13.89,
maturity date 5/1/22	218,000	234,076
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21	172,000	170,418
		619,634
Financials – 0.65%
Ares Capital 3.75% exercise price
$19.39, maturity date 2/1/22	200,000	202,540
GAIN Capital Holdings 5.00%
exercise price $8.20, maturity
date 8/15/22	154,000	172,172
New Mountain Finance 5.00%
exercise price $15.80, maturity
date 6/15/19	212,000	214,559
		589,271
REITs – 0.65%
Blackstone Mortgage Trust
4.375% exercise price $35.67,
maturity date 5/5/22	121,000	121,050
4.75% exercise price $36.23,
maturity date 3/15/23	56,000	55,854
5.25% exercise price $27.36,
maturity date 12/1/18	69,000	85,440
Spirit Realty Capital 3.75% exercise
price $11.46, maturity date
5/15/21	246,000	249,241
VEREIT 3.75% exercise price
$14.99, maturity date 12/15/20	83,000	84,032
		595,617
Services – 0.13%
Team 5.00% exercise price $21.70,
maturity date 8/1/23	93,000	119,130
		119,130
Technology – 1.15%
CSG Systems International 4.25%
exercise price $57.12, maturity
date 3/15/36	122,000	127,294
Knowles 3.25% exercise price
$18.43, maturity date 11/1/21	147,000	175,510
Microchip Technology 1.625%
exercise price $98.03, maturity
date 2/15/27	15,000	17,095
PROS Holdings 2.00% exercise price
$48.63, maturity date 6/1/47	137,000	135,845
Synaptics 0.50% exercise price
$73.02, maturity date 6/15/22	174,000	171,378
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21	302,000	310,694
Vishay Intertechnology 144A 2.25%
exercise price $31.49, maturity
date 6/15/25 #	113,000	113,431
		1,051,247
Total Convertible Bonds
(cost $5,596,858)		5,920,881

Corporate Bonds – 36.53%
Automotive – 0.48%
American Axle & Manufacturing
6.25% 3/15/26	185,000	182,919
Goodyear Tire & Rubber 4.875%
3/15/27	275,000	253,000
		435,919
Banking – 1.93%
Ally Financial 5.75% 11/20/25	305,000	317,200
Credit Suisse Group 144A 6.25% #µψ	200,000	200,000
Lloyds Banking Group 7.50% µψ	330,000	343,623
Popular 7.00% 7/1/19	255,000	261,694
Royal Bank of Scotland Group
8.625% µψ	400,000	429,160
UBS Group Funding Switzerland
6.875% µψ	200,000	204,812
		1,756,489

(continues)     NQ-DDF [8/18] 10/18 (621292) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry – 5.73%
BMC East 144A 5.50% 10/1/24 #	125,000	$121,875
Boise Cascade 144A 5.625%
9/1/24 #	400,000	409,000
Builders FirstSource 144A 5.625%
9/1/24 #	170,000	165,750
Chemours 5.375% 5/15/27	190,000	187,150
FMG Resources August 2006
144A 4.75% 5/15/22 #	105,000	103,430
144A 5.125% 5/15/24 #	180,000	174,825
Freeport-McMoRan
4.55% 11/14/24	170,000	164,475
6.875% 2/15/23	340,000	364,650
Hudbay Minerals
144A 7.25% 1/15/23 #	20,000	20,450
144A 7.625% 1/15/25 #	180,000	183,825
IAMGOLD 144A 7.00% 4/15/25 #	20,000	20,200
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	110,000	121,550
Koppers 144A 6.00% 2/15/25 #	215,000	216,613
Kraton Polymers 144A 7.00%
4/15/25 #	150,000	155,437
Lennar
4.50% 4/30/24	195,000	191,890
4.75% 5/30/25	95,000	93,813
M/I Homes 5.625% 8/1/25	20,000	18,850
New Enterprise Stone & Lime 144A
10.125% 4/1/22 #	30,000	32,363
NOVA Chemicals
144A 5.00% 5/1/25 #	130,000	125,775
144A 5.25% 6/1/27 #	300,000	285,750
Novelis 144A 6.25% 8/15/24 #	241,000	244,615
Olin
5.00% 2/1/30	175,000	167,781
5.125% 9/15/27	195,000	193,537
Platform Specialty Products 144A
5.875% 12/1/25 #	40,000	39,750
PulteGroup 5.00% 1/15/27	100,000	95,625
Standard Industries
144A 5.00% 2/15/27 #	455,000	433,387
144A 6.00% 10/15/25 #	50,000	51,384
Steel Dynamics 5.00% 12/15/26	190,000	189,525
Tronox 144A 6.50% 4/15/26 #	10,000	9,825
Tronox Finance 144A 5.75%
10/1/25 #	225,000	217,125
William Lyon Homes 144A 6.00%
9/1/23 #	20,000	19,406
Zekelman Industries 144A 9.875%
6/15/23 #	375,000	408,281
		5,227,912
Capital Goods – 1.22%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	240,000	235,200
BWAY Holding
144A 5.50% 4/15/24 #	310,000	308,837
144A 7.25% 4/15/25 #	105,000	102,637
Crown Americas 144A 4.75%
2/1/26 #	285,000	274,313
Titan International 6.50%
11/30/23	20,000	19,700
TransDigm 6.375% 6/15/26	170,000	172,231
		1,112,918
Consumer Cyclical – 2.27%
AMC Entertainment Holdings
6.125% 5/15/27	225,000	221,625
Boyd Gaming 6.375% 4/1/26	440,000	451,550
GLP Capital 5.375% 4/15/26	110,000	114,505
Golden Nugget 144A 8.75%
10/1/25 #	40,000	42,300
Hilton Worldwide Finance 4.875%
4/1/27	375,000	369,844
KFC Holding 144A 5.25% 6/1/26 #	325,000	325,813
MGM Resorts International 5.75%
6/15/25	180,000	182,160
Penn National Gaming 144A
5.625% 1/15/27 #	215,000	207,641
Penske Automotive Group 5.50%
5/15/26	160,000	157,200
		2,072,638
Consumer Non-Cyclical – 0.91%
Charles River Laboratories
International 144A 5.50%
4/1/26 #	40,000	40,700
Cott Holdings 144A 5.50%
4/1/25 #	260,000	255,281
Dean Foods 144A 6.50% 3/15/23 #	20,000	19,100
JBS USA
144A 5.75% 6/15/25 #	215,000	203,981
144A 6.75% 2/15/28 #	20,000	19,225
Pilgrim’s Pride 144A 5.75%
3/15/25 #	20,000	19,400
Post Holdings
144A 5.00% 8/15/26 #	100,000	96,250
144A 5.625% 1/15/28 #	180,000	174,600
		828,537
Energy – 6.27%
Alta Mesa Holdings 7.875%
12/15/24	405,000	399,431

4 NQ-DDF [8/18] 10/18 (621292)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
AmeriGas Partners
5.625% 5/20/24	10,000	$9,975
5.875% 8/20/26	240,000	239,400
Antero Resources 5.625% 6/1/23	117,000	120,984
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	40,850
5.875% 3/31/25	80,000	85,300
7.00% 6/30/24	100,000	111,000
Cheniere Energy Partners 5.25%
10/1/25	30,000	30,075
Chesapeake Energy
144A 8.00% 12/15/22 #	44,000	46,310
8.00% 1/15/25	100,000	102,375
Crestwood Midstream Partners
5.75% 4/1/25	210,000	215,250
Diamond Offshore Drilling 7.875%
8/15/25	30,000	30,675
Diamondback Energy 4.75%
11/1/24	190,000	191,900
Energy Transfer Equity 5.50%
6/1/27	115,000	120,894
Ensco 7.75% 2/1/26	30,000	28,763
Genesis Energy
6.50% 10/1/25	40,000	38,900
6.75% 8/1/22	294,000	301,350
Gulfport Energy
6.375% 5/15/25	10,000	9,950
6.375% 1/15/26	145,000	141,737
6.625% 5/1/23	200,000	205,000
Hilcorp Energy I 144A 5.00%
12/1/24 #	97,000	94,211
Laredo Petroleum 6.25% 3/15/23	235,000	236,763
Murphy Oil 6.875% 8/15/24	500,000	529,346
Murphy Oil USA 5.625% 5/1/27	415,000	415,519
Newfield Exploration 5.375%
1/1/26	275,000	288,063
NiSource 144A 5.65% #µψ	125,000	126,719
NuStar Logistics 5.625% 4/28/27	160,000	160,000
Precision Drilling 144A 7.125%
1/15/26 #	40,000	41,250
QEP Resources 5.625% 3/1/26	285,000	273,600
Southwestern Energy
4.10% 3/15/22	100,000	98,000
6.20% 1/23/25	270,000	271,350
7.75% 10/1/27	50,000	53,125
Summit Midstream Holdings 5.75%
4/15/25	10,000	9,700
Targa Resources Partners
5.375% 2/1/27	300,000	299,250
Targa Resources Partners
144A 5.875% 4/15/26 #	20,000	20,525
Transocean 144A 9.00% 7/15/23 #	200,000	216,250
Transocean Proteus 144A 6.25%
12/1/24 #	76,500	78,659
Whiting Petroleum 6.625%
1/15/26	30,000	31,313
		5,713,762
Financials – 0.64%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	200,000	207,000
E*TRADE Financial 5.875% µψ	180,000	186,750
Vantiv 144A 4.375% 11/15/25 #	200,000	191,250
		585,000
Healthcare – 2.89%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	223,000	201,815
Community Health Systems 6.25%
3/31/23	25,000	23,875
DaVita 5.00% 5/1/25	180,000	171,450
Encompass Health
5.75% 11/1/24	295,000	299,794
5.75% 9/15/25	120,000	121,500
HCA
5.375% 2/1/25	405,000	410,642
5.875% 2/15/26	120,000	124,350
7.58% 9/15/25	80,000	88,800
Hill-Rom Holdings
144A 5.00% 2/15/25 #	180,000	175,950
144A 5.75% 9/1/23 #	110,000	113,850
Hologic 144A 4.625% 2/1/28 #	160,000	150,800
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	192,000	199,200
Polaris Intermediate 144A PIK
8.50% 12/1/22 #❆	10,000	10,363
Service Corp International 4.625%
12/15/27	159,000	153,037
Surgery Center Holdings
144A 6.75% 7/1/25 #	20,000	19,400
144A 8.875% 4/15/21 #	30,000	31,387
Tenet Healthcare
5.125% 5/1/25	175,000	174,344
8.125% 4/1/22	155,000	164,300
		2,634,857
Insurance – 0.46%
AssuredPartners 144A 7.00%
8/15/25 #	40,000	39,300

(continues)     NQ-DDF [8/18] 10/18 (621292) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International 144A 7.00%
5/1/26 #	50,000	$49,803
NFP 144A 6.875% 7/15/25 #	40,000	39,400
USIS Merger Sub 144A 6.875%
5/1/25 #	295,000	294,263
		422,766
Media – 3.87%
Altice France 144A 7.375%
5/1/26 #	200,000	197,250
AMC Networks 4.75% 8/1/25	200,000	193,500
CCO Holdings
144A 5.125% 5/1/27 #	120,000	114,750
144A 5.50% 5/1/26 #	30,000	29,700
144A 5.75% 2/15/26 #	160,000	160,400
144A 5.875% 5/1/27 #	360,000	358,650
Cequel Communications Holdings I
144A 7.75% 7/15/25 #	200,000	213,750
CSC Holdings 6.75% 11/15/21	230,000	244,375
Gray Television 144A 5.875%
7/15/26 #	290,000	290,725
Lamar Media 5.75% 2/1/26	167,000	174,097
Radiate Holdco 144A 6.625%
2/15/25 #	20,000	18,750
Sinclair Television Group 144A
5.125% 2/15/27 #	195,000	181,350
Sirius XM Radio
144A 5.00% 8/1/27 #	395,000	383,640
144A 5.375% 4/15/25 #	205,000	208,587
Tribune Media 5.875% 7/15/22	170,000	173,400
UPC Holding 144A 5.50%
1/15/28 #	200,000	186,750
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	200,000	195,290
VTR Finance 144A 6.875%
1/15/24 #	200,000	204,950
		3,529,914
Services – 4.41%
Advanced Disposal Services 144A
5.625% 11/15/24 #	215,000	215,537
Aramark Services 144A 5.00%
2/1/28 #	65,000	63,863
Ashtead Capital
144A 4.375% 8/15/27 #	330,000	318,863
144A 5.25% 8/1/26 #	200,000	206,000
Avis Budget Car Rental 144A
6.375% 4/1/24 #	135,000	135,000
Covanta Holding 5.875% 7/1/25	210,000	209,889
ESH Hospitality 144A 5.25%
5/1/25 #	290,000	281,663
GEO Group
5.875% 1/15/22	500,000	509,685
5.875% 10/15/24	65,000	63,700
6.00% 4/15/26	150,000	145,500
Herc Rentals 144A 7.75% 6/1/24 #	110,000	119,179
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	215,000	204,787
KAR Auction Services 144A 5.125%
6/1/25 #	95,000	93,337
Prime Security Services Borrower
144A 9.25% 5/15/23 #	411,000	441,332
Scientific Games International
10.00% 12/1/22	370,000	392,699
TMS International 144A 7.25%
8/15/25 #	10,000	10,100
United Rentals North America
5.50% 5/15/27	585,000	585,000
5.875% 9/15/26	20,000	20,675
		4,016,809
Technology & Electronics – 1.84%
CDK Global
5.00% 10/15/24	175,000	179,813
5.875% 6/15/26	260,000	267,576
CDW Finance 5.00% 9/1/25	95,000	94,881
CommScope Technologies
144A 5.00% 3/15/27 #	235,000	229,125
144A 6.00% 6/15/25 #	125,000	130,000
First Data 144A 5.75% 1/15/24 #	350,000	358,313
Infor US 6.50% 5/15/22	185,000	188,324
RP Crown Parent 144A 7.375%
10/15/24 #	20,000	20,694
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	200,000	211,250
		1,679,976
Telecommunications – 1.84%
CyrusOne 5.375% 3/15/27	170,000	171,275
Level 3 Financing 5.375% 5/1/25	322,000	318,780
Sprint
7.125% 6/15/24	190,000	197,600
7.625% 3/1/26	10,000	10,527
7.875% 9/15/23	103,000	111,111
Sprint Communications 7.00%
8/15/20	136,000	142,800
T-Mobile USA 6.50% 1/15/26	305,000	323,205
Zayo Group
144A 5.75% 1/15/27 #	75,000	75,375
6.375% 5/15/25	315,000	330,356
		1,681,029

6 NQ-DDF [8/18] 10/18 (621292)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation – 0.23%
XPO Logistics 144A 6.125%
9/1/23 #	201,000	$207,784
		207,784
Utilities – 1.54%
AES
5.50% 4/15/25	160,000	165,200
6.00% 5/15/26	25,000	26,563
Calpine
144A 5.25% 6/1/26 #	390,000	369,654
5.50% 2/1/24	100,000	92,173
5.75% 1/15/25	160,000	146,000
144A 5.875% 1/15/24 #	20,000	20,225
Emera 6.75% 6/15/76 µ	180,000	191,722
Enel 144A 8.75% 9/24/73 #µ	200,000	218,750
Vistra Energy 144A 8.00%
1/15/25 #	158,000	174,590
		1,404,877
Total Corporate Bonds
(cost $33,557,305)		33,311,187

	Number of
	shares
Master Limited Partnership – 0.30%
Ares Management	12,800	272,640
Total Master Limited
Partnership (cost $205,312)		272,640

Preferred Stock – 0.52%
Bank of America 6.50% µψ	220,000	237,600
DDR 6.50% ψ	2,500	62,750
GMAC Capital Trust I
8.099% (LIBOR03M +
5.785%) 2/15/40 ●	2,000	53,600
Washington Prime Group
6.875% ψ	5,800	122,960
Total Preferred Stock
(cost $456,205)		476,910

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $44, expiration date
4/29/19 †	7,617	135
Total Warrant (cost $63)		135

	Principal
	amount°
Short-Term Investments – 3.84%
Repurchase Agreements – 3.84%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to
be repurchased on 9/4/18,
repurchase price $569,002
(collateralized by US
government obligations
1.875%–2.00%
7/31/22–6/30/24; market
value $580,261)	568,883	568,883
Bank of Montreal
1.85%, dated 8/31/18, to
be repurchased on 9/4/18,
repurchase price
$1,280,250 (collateralized
by US government
obligations 0.00%–4.25%
10/31/18–2/15/48; market
value $1,305,587)	1,279,987	1,279,987
BNP Paribas
1.93%, dated 8/31/18, to
be repurchased on 9/4/18,
repurchase price
$1,654,485 (collateralized
by US government
obligations 0.00%–4.75%
11/23/18-8/15/47; market
value $1,687,213)	1,654,130	1,654,130
Total Short-Term
Investments
(cost $3,503,000)		3,503,000

Total Value of
Securities – 143.15%
(cost $105,890,634)		130,529,226

Borrowing Under Line of
Credit – (43.87%)		(40,000,000)
Liabilities Net of
Receivables and Other
Assets – 0.72%		651,820
Net Assets Applicable to
7,688,158 Shares
Outstanding – 100.00%		$91,181,046
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $17,280,735, which represents 18.95% of the Fund’s net assets.
❆	PIK. 100% of the income received was in the form of cash.

(continues)     NQ-DDF [8/18] 10/18 (621292) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Aug. 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Aug. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

8 NQ-DDF [8/18] 10/18 (621292)

Notes

Delaware Investments® Dividend and Income Fund, Inc.

August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DDF [8/18] 10/18 (621292) 9

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$85,874,112	$—	$—	$85,874,112
Convertible Preferred Stock[1]	543,697	626,664	—	1,170,361
Corporate Debt	—	39,232,068	—	39,232,068
Master Limited Partnership	272,640	—	—	272,640
Preferred Stock[1]	239,310	237,600	—	476,910
Warrant	—	135	—	135
Short-Term Investments	—	3,503,000	—	3,503,000
Total Value of Securities	$86,929,759	$43,599,467	$—	$130,529,226

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	46.46%	53.54%	100.00%
Preferred Stock	50.18%	49.82%	100.00%

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10 NQ-DDF [8/18] 10/18 (621292)

(Unaudited)

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-DDF [8/18] 10/18 (621292) 11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: